NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Accrued Income Taxes, NonCurrent	$ 305,897	$ 16,287
Deferred Income Tax Expense	$ 222,316